UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):      |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Integre Advisors
Address: 277 Park Avenue 49th Floor
         New York, NY 10172

13F File Number: ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael J Marrone
Title: Vice President
Phone: (212)838-2300

Signature,                       Place, and Date of Signing:


/s/   Michael J Marrone          277 Park Ave, NY, NY 10172   05/11/2006
---------------------------      --------------------------   ------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:  $146,507

List of Other Included Managers: N/A

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTERNATIONAL GROUP I COM              026874107     2734    41362 SH       SOLE                    14370     2138    24854
BOSTON SCIENTIFIC CORP         COM              101137107     5127   222425 SH       SOLE                    21959     1143   199323
BRADY CORPORATION CL A         COM              104674106     6949   185515 SH       SOLE                    34718     4165   146632
CAREER EDUCATION CORP          COM              141665109     7018   185994 SH       SOLE                    40072     4009   141913
                                                                 3       75 SH       OTHER                                        75
CIRCUIT CITY STORES INC CIRCUI COM              172737108     8204   335111 SH       SOLE                    62000     8877   264234
COMMERCE BANCORP INC-N.J.      COM              200519106     2837    77417 SH       SOLE                    29512     4948    42957
CONOCOPHILLIPS                 COM              20825c104     3279    51929 SH       SOLE                    19896     2799    29234
COOPER COMPANIES INC NEW (THE) COM              216648402     6810   126047 SH       SOLE                    24511     2900    98636
FIRST AMERICAN CORP            COM              318522307     6115   156166 SH       SOLE                    35854     4452   115860
FISERV INC                     COM              337738108     3016    70877 SH       SOLE                    27078     2996    40803
HEALTHCARE REALTY TRUST        COM              421946104     3201    85621 SH       SOLE                    34657             50964
INTL GAME TECHNOLOGY           COM              459902102     2666    75686 SH       SOLE                    27216     4266    44204
JOHNSON & JOHNSON              COM              478160104     2967    50099 SH       SOLE                    18546     2030    29523
LEAP WIRELESS INTL INC NEW     COM              521863308    18570   426016 SH       SOLE                    40425     4541   381050
LEXMARK INTERNATIONAL INC CL A COM              529771107     6793   149685 SH       SOLE                    26175     3337   120173
MERCURY GENERAL CORP NEW       COM              589400100     2770    50455 SH       SOLE                    20132     2107    28216
MIRANT CORP                    COM              60467r100     6712   268482 SH       SOLE                    48009     5528   214945
PACIFIC SUNWEAR OF CALIFORNIA  COM              694873100     6257   282366 SH       SOLE                    62208     6407   213751
PLATINUM UNDERWRITERS HOLDINGS COM              g7127p100     3188   109570 SH       SOLE                    42394     4517    62659
QUIKSILVER INC                 COM              74838c106     7563   545677 SH       SOLE                   108800    12429   424448
RELIANT ENERGY INC             COM              75952b105     7738   731424 SH       SOLE                   147073    15901   568450
STRYKER CORP                   COM              863667101     6723   151622 SH       SOLE                    27572     3560   120490
TEMPUR PEDIC INTERNATIONAL INC COM              88023u101     7805   551620 SH       SOLE                    99646     8855   443119
                                                                 1      100 SH       OTHER                                       100
THOR INDUSTRIES INC            COM              885160101     5781   108337 SH       SOLE                    19362             88975
TYCO INTERNATIONAL LTD         COM              902124106     2550    94861 SH       SOLE                    42871     2700    49290
WCI COMMUNITIES INC            COM              92923c104     3130   112519 SH       SOLE                    41702     4910    65907